Expenses by nature (Tables)	12 Months Ended
Mar. 31, 2020
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Summary of Expenses by Nature
Expenses by nature consist of the following:

	Year ended March 31,
	2020	2019	2018
Employee cost	$540,075	$468,124	$450,956
Repair payments	32,047	15,166	16,970
Facilities cost	62,743	91,393	89,037
Depreciation	47,220	20,334	19,954
Travel expenses	22,373	22,757	23,748
Legal and professional expenses	21,996	20,019	22,972
Others	38,860	40,277	38,886

Total cost of revenue, selling and marketing and general and administrative expenses	$765,314	$678,070	$662,523